Results by Business Segment - Detailed Report of Segments (Detail) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2026	Apr. 30, 2025	Oct. 31, 2025
Disclosure of operating segments [line items]
Net interest income	$ 8,506	$ 8,056	$ 17,091	$ 16,004
Non-interest income	8,947	7,616	18,322	16,407
Total revenue	17,453	15,672	35,413	32,411
Provision for credit losses	912	1,424	2,002	2,474
Non-interest expense	9,437	8,730	18,900	17,986
Income before income taxes	7,104	5,518	14,511	11,951
Income taxes (recoveries)	1,595	1,128	3,217	2,430
Net income	5,509	4,390	11,294	9,521
Non-interest expense includes:
Depreciation and amortization	719	778	1,427	1,536
Total assets	2,396,080		2,396,080		$ 2,325,006
Total liabilities	2,255,307		2,255,307		2,185,855
Operating segments [member] | Personal Banking [Member]
Disclosure of operating segments [line items]
Net interest income	3,715	3,519	7,546	7,024
Non-interest income	1,334	1,286	2,741	2,592
Total revenue	5,049	4,805	10,287	9,616
Provision for credit losses	492	654	1,023	1,142
Non-interest expense	1,987	1,952	4,007	3,967
Income before income taxes	2,570	2,199	5,257	4,507
Income taxes (recoveries)	700	597	1,425	1,227
Net income	1,870	1,602	3,832	3,280
Non-interest expense includes:
Depreciation and amortization	271	271	542	545
Total assets	583,830		583,830		574,456
Total liabilities	583,822		583,822		574,462
Operating segments [member] | Commercial Banking [Member]
Disclosure of operating segments [line items]
Net interest income	1,844	1,734	3,739	3,530
Non-interest income	315	328	627	659
Total revenue	2,159	2,062	4,366	4,189
Provision for credit losses	247	539	533	878
Non-interest expense	730	698	1,455	1,408
Income before income taxes	1,182	825	2,378	1,903
Income taxes (recoveries)	328	228	661	529
Net income	854	597	1,717	1,374
Non-interest expense includes:
Depreciation and amortization	26	27	52	53
Total assets	198,930		198,930		196,254
Total liabilities	198,928		198,928		196,252
Operating segments [member] | Wealth Management [member]
Disclosure of operating segments [line items]
Net interest income	1,429	1,301	2,883	2,695
Non-interest income	4,525	4,096	9,155	8,270
Total revenue	5,954	5,397	12,038	10,965
Provision for credit losses	55	86	73	167
Non-interest expense	4,379	4,098	8,763	8,302
Income before income taxes	1,520	1,213	3,202	2,496
Income taxes (recoveries)	335	284	722	587
Net income	1,185	929	2,480	1,909
Non-interest expense includes:
Depreciation and amortization	264	318	519	635
Total assets	195,249		195,249		196,129
Total liabilities	193,699		193,699		194,689
Operating segments [member] | Insurance [member]
Disclosure of operating segments [line items]
Non-interest income	345	338	683	744
Total revenue	345	338	683	744
Non-interest expense	75	80	153	167
Income before income taxes	270	258	530	577
Income taxes (recoveries)	52	47	99	94
Net income	218	211	431	483
Non-interest expense includes:
Depreciation and amortization	9	24	21	22
Total assets	32,734		32,734		32,405
Total liabilities	32,562		32,562		32,234
Operating segments [member] | Capital Markets [member]
Disclosure of operating segments [line items]
Net interest income	1,315	1,275	2,533	2,193
Non-interest income	2,628	2,026	5,428	4,864
Total revenue	3,943	3,301	7,961	7,057
Provision for credit losses	117	146	373	288
Non-interest expense	2,097	1,885	4,216	3,926
Income before income taxes	1,729	1,270	3,372	2,843
Income taxes (recoveries)	245	68	410	209
Net income	1,484	1,202	2,962	2,634
Non-interest expense includes:
Depreciation and amortization	147	137	290	281
Total assets	1,281,230		1,281,230		1,223,853
Total liabilities	1,280,592		1,280,592		1,223,212
Unallocated amounts [member]
Disclosure of operating segments [line items]
Net interest income	203	227	390	562
Non-interest income	(200)	(458)	(312)	(722)
Total revenue	3	(231)	78	(160)
Provision for credit losses	1	(1)		(1)
Non-interest expense	169	17	306	216
Income before income taxes	(167)	(247)	(228)	(375)
Income taxes (recoveries)	(65)	(96)	(100)	(216)
Net income	(102)	(151)	(128)	$ (159)
Non-interest expense includes:
Depreciation and amortization	2	$ 1	3
Total assets	104,107		104,107		101,909
Total liabilities	$ (34,296)		$ (34,296)		$ (34,994)